Argentina's Hyperinflationary Economy (Tables)	12 Months Ended
Dec. 31, 2018
ARGENTINA'S HYPERINFLATIONARY ECONOMY
Hyperinflationary General Price Index

The general price indices used at the close of the reporting periods are as follows:

General price index (*)
Historical inflation accumulated up to December 31, 2017.	82.52%
From January to December 2018	47.83%

(*) Source National Institute of Statistics and Censuses of Argentina (INDEC,  in its Spanish acronym).

Schedule of General Price Indices used at the Close of the Reporting Periods

Following, a summary of the effect on consolidated comprehensive income of Enel Generación:

12-31-2018
Hyperinflation results	ThCh$
Intangible assets other than goodwill	180
Property, plant and equipment	1,035,084
Equity	(3,743,959)
Other Services Provision	(1,189,452)
Other Variable Provisioning and Services	21,503
Employee benefits expenses	143,148
Other Fixed Operating Expenses	147,975
Financial income	(268,511)
Financial costs	67,707
Total Hyperinflation (*)	(3,786,325)

(*) Corresponds to the financial effect from the application of IAS 29 "Financial Reporting in Hyperinflationary Economies", which arises from gain/loss on the net position of monetary assets and liabilities, as defined by IAS 29.  This profit or loss is determined by restating non-monetary assets and liabilities, as well as those income statement accounts that have not already been updated (see Note 32).